CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock IPO	Common Stock Private Placement	Common Stock	Preferred Stock	Treasury Stock	Additional Paid-in Capital IPO	Additional Paid-in Capital Private Placement	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Income) Loss Net of Income Taxes	IPO	Private Placement	Total
Balance at Dec. 31, 2017			$ 140					$ 280,051	$ 8,004				$ 288,195
Balance (in shares) at Dec. 31, 2017			139,528
Foreign currency translation adjustment										$ 3			3
Stock-based compensation expense								1,442					1,442
Common stock issued under employee purchase plan								100					100
Common stock issued under employee purchase plan (in shares)			50
Common stock issued upon exercise of stock options								7					$ 7
Common stock issued upon exercise of stock options (in shares)			2										2
Common stock issued upon vesting of restricted stock units (in shares)			38
Net income (loss)									3,177				$ 3,177
Balance at Dec. 31, 2018			$ 140					281,600	11,181	3			292,924
Balance (in shares) at Dec. 31, 2018			139,618
Foreign currency translation adjustment													(67)
Stock-based compensation expense								1,680					1,680
Common stock issued upon exercise of stock options								177					$ 177
Common stock issued upon exercise of stock options (in shares)			65										65
Common stock issued upon vesting of restricted stock units (in shares)			38
Net income (loss)									23,307				$ 23,307
Balance at Dec. 31, 2019			$ 140					283,457	34,488	(67)			318,018
Balance (in shares) at Dec. 31, 2019			139,721
Foreign currency translation adjustment										(153)			(153)
Stock-based compensation expense								802					802
Common stock issued upon exercise of stock options								70					70
Common stock issued upon exercise of stock options (in shares)			32
Net income (loss)									2,440				2,440
Balance at Mar. 31, 2020			$ 140					284,329	36,928	(220)			321,177
Balance (in shares) at Mar. 31, 2020			139,753
Balance at Dec. 31, 2019			$ 140					283,457	34,488	(67)			318,018
Balance (in shares) at Dec. 31, 2019			139,721
Foreign currency translation adjustment													488
Net income (loss)													12,323
Balance at Sep. 30, 2020			$ 140					287,825	46,811	421			335,197
Balance (in shares) at Sep. 30, 2020			139,935
Balance at Dec. 31, 2019			$ 140					283,457	34,488	(67)			318,018
Balance (in shares) at Dec. 31, 2019			139,721
Foreign currency translation adjustment										1,078			1,078
Stock-based compensation expense								5,984					5,984
Common stock issued under employee purchase plan								424					424
Common stock issued under employee purchase plan (in shares)			61
Common stock issued upon exercise of stock options								780					$ 780
Common stock issued upon exercise of stock options (in shares)			255										254
Common stock issued upon vesting of restricted stock units (in shares)			185
Net income (loss)									20,453				$ 20,453
Balance at Dec. 31, 2020			$ 140	$ 610	$ (260,686)			620,679	54,941	1,011			416,695
Balance (in shares) at Dec. 31, 2020			140,222	61,006	15,146
Balance at Mar. 31, 2020			$ 140					284,329	36,928	(220)			321,177
Balance (in shares) at Mar. 31, 2020			139,753
Foreign currency translation adjustment										231			231
Stock-based compensation expense								1,140					1,140
Common stock issued upon exercise of stock options								51					51
Common stock issued upon exercise of stock options (in shares)			58
Net income (loss)									4,078				4,078
Balance at Jun. 30, 2020			$ 140					285,520	41,006	11			326,677
Balance (in shares) at Jun. 30, 2020			139,811
Foreign currency translation adjustment										410			410
Stock-based compensation expense								1,619					1,619
Common stock issued under employee purchase plan								423					423
Common stock issued under employee purchase plan (in shares)			61
Common stock issued upon exercise of stock options								263					263
Common stock issued upon exercise of stock options (in shares)			44
Common stock issued upon vesting of restricted stock units (in shares)			19
Net income (loss)									5,805				5,805
Balance at Sep. 30, 2020			$ 140					287,825	46,811	421			335,197
Balance (in shares) at Sep. 30, 2020			139,935
Balance at Dec. 31, 2020			$ 140	$ 610	$ (260,686)			620,679	54,941	1,011			416,695
Balance (in shares) at Dec. 31, 2020			140,222	61,006	15,146
Foreign currency translation adjustment										(799)			(799)
Stock-based compensation expense								2,538					2,538
Common stock issued upon exercise of stock options								538					538
Common stock issued upon exercise of stock options (in shares)			180
Net income (loss)									5,644				5,644
Balance at Mar. 31, 2021			$ 140	$ 610	$ (260,686)			623,755	60,585	212			424,616
Balance (in shares) at Mar. 31, 2021			140,402	61,006	15,146
Balance at Dec. 31, 2020			$ 140	$ 610	$ (260,686)			620,679	54,941	1,011			416,695
Balance (in shares) at Dec. 31, 2020			140,222	61,006	15,146
Foreign currency translation adjustment													$ (141)
Common stock issued upon exercise of stock options (in shares)													1,710
Net income (loss)													$ 1,000
Balance at Sep. 30, 2021			$ 159		$ (1,802)			677,588	55,941	870			732,756
Balance (in shares) at Sep. 30, 2021			158,524		50
Balance at Mar. 31, 2021			$ 140	$ 610	$ (260,686)			623,755	60,585	212			424,616
Balance (in shares) at Mar. 31, 2021			140,402	61,006	15,146
Foreign currency translation adjustment										355			355
Stock-based compensation expense								4,714					4,714
Common stock issued upon exercise of stock options			$ 2					2,907					2,909
Common stock issued upon exercise of stock options (in shares)			871
Common stock issued upon vesting of restricted stock units (in shares)			217
Conversion of Series A preferred stock to common stock in connection with initial public offering			$ 5	$ (610)	$ 260,686			(260,081)
Conversion of Series A preferred stock to common stock (in shares)			5,190	(61,006)	(15,146)
Issuance of stock	$ 10	$ 1				$ 269,380	$ 29,999				$ 269,390	$ 30,000
Issuance of stock (in shares)	9,977	1,111
Net income (loss)									(12,568)				(12,568)
Balance at Jun. 30, 2021			$ 158					670,674	48,017	567			719,416
Balance (in shares) at Jun. 30, 2021			157,768
Foreign currency translation adjustment										303			303
Shares repurchased for settlement of employee tax withholdings					$ (1,802)								(1,802)
Shares repurchased for settlement of employee tax withholdings (in shares)					50
Stock-based compensation expense								4,848					4,848
Common stock issued upon exercise of stock options			$ 1					2,066					2,067
Common stock issued upon exercise of stock options (in shares)			651
Common stock issued upon vesting of restricted stock units (in shares)			105
Net income (loss)									7,924				7,924
Balance at Sep. 30, 2021			$ 159		$ (1,802)			$ 677,588	$ 55,941	$ 870			$ 732,756
Balance (in shares) at Sep. 30, 2021			158,524		50